Correction of an Error (Details) - USD ($)	Nov. 30, 2016	May 31, 2016	Nov. 30, 2015	Sep. 18, 2015	Feb. 27, 2015
Accounts Receivable				$ 35,100	$ 100,000
Deferred Revenue	$ 401,710		$ 351,041
Accumulated Deficit	$ (357,251)		$ (221,418)
As Previously Reported [Member]
Accounts Receivable		$ 372,622
Accounts Payable		319,795
Deferred Revenue		507,722
Accumulated Deficit		(649,241)
Adjustment [Member]
Accounts Receivable		(372,622)
Accounts Payable		(319,070)
Deferred Revenue		(507,722)
Accumulated Deficit		454,170
As Restated [Member]
Accounts Receivable
Accounts Payable		725
Deferred Revenue
Accumulated Deficit		$ (195,071)